Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Apr. 26, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013
Contravisory Strategic Equity Fund | Investor Class
Risk/Return:
Trading Symbol	CSEFX
Contravisory Strategic Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	CSSFX